Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES	NOTE 5:- INVENTORIES:
	December 31,
	2023	2022

Raw materials	$229	$177
Inventory in progress	1,301	1,750
Finished goods	5,260	5,788
Net – advances from customers	(720)	(1,282)

	$6,070	$6,433